Shareholders’ Equity (Details) - USD ($)							12 Months Ended
		Sep. 09, 2025	Aug. 07, 2025	Feb. 08, 2025	Jan. 15, 2025	Jan. 26, 2024	Dec. 31, 2024	Mar. 07, 2026	Dec. 31, 2025	Jun. 06, 2025	Sep. 30, 2023	Jul. 31, 2023	Jul. 13, 2023
Shareholders’ Equity [Line Items]
Stockholders' equity note, share split						4,000-for-1
Authorized share capital (in Dollars)													$ 50,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized									50,000				50,000
Ordinary shares, par value (in Dollars per share)									$ 1				$ 1
Ordinary shares, shares issued												1,000
Ordinary shares, shares outstanding											1,000
Stockholders' equity note, share split				5-for-1
Issuance of shares					25,000,000
Offering price per share (in Dollars per share)					$ 0.4
Gross proceeds (in Dollars)					$ 10,000,000
Shares registered in equity incentive plan										7,000,000
Shares authorized			1,000,000,000
Investor [Member] | Securities Purchase Agreements [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.00005
Mr. Shek Kin Pong [Member] | Ordinary Shares [Member] | Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.00005
Ordinary shares, shares issued										5,000,000
Consultants [Member] | Ordinary Shares [Member] | Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued										2,000,000
Majority Shareholder [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)			$ 50,000
Majority Shareholder [Member] | Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.00005
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.0025
Authorized share capital (in Dollars)								$ 20,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized	[1]						18,000,000		18,000,000
Ordinary shares, par value (in Dollars per share)	[1]						$ 0.0025		$ 0.0025
Ordinary shares, shares issued	[1]						265,300		2,905,300
Ordinary shares, shares outstanding	[1]						265,300		2,905,300
Offering price per share (in Dollars per share)		$ 0.04
Gross proceeds (in Dollars)		$ 4,000,000
Redesignated shares			900,000,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of shares	[2]						25,300
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Shares authorized								18,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.0025
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares authorized	[1]						2,000,000		2,000,000
Ordinary shares, par value (in Dollars per share)	[1]						$ 0.0025		$ 0.0025
Ordinary shares, shares outstanding	[1]						160,000		160,000
Redesignated shares			100,000,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Issuance of shares	[2]
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Shares authorized								2,000,000
Initial Public Offering [Member]
Shareholders’ Equity [Line Items]
Issuance of shares		100,000,000

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.
[2]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.